UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-719_

The Value Line Special Situations Fund, Inc.
----------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: December 31, 2003


Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Annual Report to Stockholders for the period ended is included with this Form.


Item 2.  Code of Ethics
-------  --------------

         (a) The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officers and Principal Financial and Accounting Officer.

         (f) Pursuant to item 10(a), the Registrant is attaching as an exhibit a copy of it's Code of Ethics that applies to it's Principal Executive Officers and Principal Financial and Accounting Officer.


Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification or a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
-------  --------------------------------------

         (a) Audit Fees 2003 - $29,140; Audit Fees 2002 - $39,074
         (b) Audit-Related fees - Non
         (c) Tax Preparation Fees 2003 - $7,040; Tax Preparation Fees 2002 - $7,554
         (d) All Other Fees - None
         (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2003 and 2002 were pre-approved by the committee.
         (e) (2) not applicable.
         (f) Not applicable.
         (g) Aggregate Non-Audit Fees 2003 - $7,040; Aggregate Non-Audit Fees 2002 - $7,554
         (h) Not applicable.


Item 9.  Controls and Procedures.
-------  ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  Exhibits.
--------  ---------

         (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE.

         (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                 Exhibit 99.CERT.

             (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                 Act of 2002 attached hereto as Exhibit 99-906-CERT.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.(Registrant) The Value Line Special Situations Fund , Inc.

By /s/ Jean B. Buttner
   ------------------------
   Jean B. Buttner, President


Date: March 8, 2004
      ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: March 8, 2004
      ---------------------

INVESTMENT ADVISER     Value Line, Inc.                    -----------------
                       220 East 42nd Street                  ANNUAL REPORT
                       New York, NY 10017-5891             -----------------
                                                           December 31, 2003
DISTRIBUTOR            Value Line Securities, Inc.         -----------------
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729          THE VALUE LINE
                                                               SPECIAL
INDEPENDENT            PricewaterhouseCoopers LLP            SITUATIONS
AUDITORS               1177 Avenue of the Americas           FUND, INC.
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Nancy L. Bendig
                       VICE PRESIDENT
                       Brett Mitstifer
                       VICE PRESIDENT                         [LOGO]
                       David T. Henigson                    VALUE LINE
                       VICE PRESIDENT AND                     NO-LOAD
                       SECRETARY/TREASURER                    MUTUAL
                       Joseph Van Dyke                         FUNDS
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #528236

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
                                                       TO OUR VALUE LINE SPECIAL
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Special Situations Fund earned a total return of 29.60% in 2003, outperforming the total return of 28.68% for the unmanaged Standard & Poor's 500 Index.(1)

Your Fund's long-term performance record remains strong as well. For the ten years ending December 31, 2003, the total return of the Fund was 227.20% (12.59% annualized), versus 185.61% for the S&P 500 (11.06% annualized). For five years, the Fund's total return was 36.48% (6.42% annualized), versus -2.82% for the S&P 500 (-0.57% annualized).

We attribute the Fund's success to our disciplined approach to stock selection. We aim to always stay with winners, those companies whose earnings momentum and stock price momentum is strong relative to other companies. When momentum falters, we don't hesitate to eliminate a position -- and with more than 350 holdings in the portfolio, we do not fall in love with any particular stock. This approach enabled the Fund to hold up better than most growth funds in the NASDAQ tumble of 2000-2002.

The portfolio is diversified across many different sectors and a variety of company sizes. Top sectors represented are healthcare, financial services, and technology. Small-capitalization companies represent about 30% of holdings; mid-cap, about 50%; and large-cap, 20%. Only two individual holdings represent as much as 1% of assets.

We will adhere to the disciplined investment approach that has served our shareholders well in the past. Thank you for your confidence in us.


                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN and PRESIDENT


February 16, 2004

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
--------------------------------------------------------------------------------
2

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
SITUATIONS FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half of 2004, with GDP most likely increasing by more than 4%.

Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low-interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.







--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

--------------------------------------------------------------------------------

            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE VALUE LINE SPECIAL SITUATIONS FUND
                         AND THE S&P 500 STOCK INDEX*

                           (FROM 1/1/94 TO 12/31/03)
--------------------------------------------------------------------------------
* THE STANDARD AND POOR'S 500 INDEX (S&P 500 INDEX) IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

THE RETURN FOR THE INDEX DOES NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.

PERFORMANCE DATA:**

                                     AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                      TOTAL RETURN      INVESTMENT OF $10,000
                                    ----------------   ----------------------
 1 year ended 12/31/03 ..........         +29.60%              $12,960
 5 years ended 12/31/03 .........          +6.42%              $13,648
10 years ended 12/31/03 .........         +12.59%              $32,720

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
4

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                                   VALUE          PERCENTAGE
ISSUE                                              SHARES     (IN THOUSANDS)     OF NET ASSETS
----------------------------------------------------------------------------------------------
Career Education Corp. ........................   92,000          $3,686              1.2%
Varian Medical Systems, Inc. ..................   49,000           3,386              1.1
Chico's FAS, Inc. .............................   74,000           2,734              0.9
Harman International Industries, Inc. .........   34,000           2,515              0.8
Apollo Group, Inc. Class "A" ..................   34,750           2,363              0.8
Corinthian Colleges, Inc. .....................   35,000           1,945              0.6
Henry Schein, Inc. ............................   28,000           1,892              0.6
Family Dollar Stores, Inc. ....................   51,000           1,830              0.6
Coach, Inc. ...................................   48,000           1,812              0.6
Chelsea Property Group, Inc. ..................   32,000           1,754              0.6

FIVE LARGEST INDUSTRY CATEGORIES

                                         VALUE          PERCENTAGE
INDUSTRY                            (IN THOUSANDS)     OF NET ASSETS
--------------------------------------------------------------------
Medical Supplies ...............        $26,949             8.7%
Retail - Special Lines .........         14,991             4.8
Bank ...........................         14,953             4.8
R.E.I.T. .......................         14,570             4.7
Educational Services ...........         11,638             3.8

FIVE LARGEST NET SECURITY PURCHASES*

                                                 COST
ISSUE                                       (IN THOUSANDS)
----------------------------------------------------------
Satyam Computer Services Ltd. ..........         $662
Petr-leo Brasileiro S.A. (ADR) .........          644
Amkor Technology, Inc. .................          632
Southwestern Energy Co. ................          630
Andrew Corp. ...........................          630

FIVE LARGEST NET SECURITY SALES*

                                          PROCEEDS
ISSUE                                  (IN THOUSANDS)
-----------------------------------   ---------------
Progressive Corp. .................        $1,170
Mattel, Inc. ......................         1,132
Medtronic, Inc. ...................         1,085
Fiserv, Inc. ......................           924
Forest Laboratories, Inc. .........           853

* FOR THE SIX MONTH PERIOD ENDED 12/31/03
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                   VALUE
    SHARES                                                    (IN THOUSANDS)
--------------                                             ---------------------
COMMON STOCKS (94.9%)
                 ADVERTISING (0.4%)
    28,500       Harte-Hanks, Inc. ..........................      $620
    17,000       R.H. Donnelley Corp.* ......................       677
                                                                  ------
                                                                  1,297
                 AEROSPACE/DEFENSE (0.6%)
    21,000       Engineered Support Systems, Inc. ...........     1,156
    20,000       United Defense Industries, Inc.* ...........       638
                                                                  ------
                                                                  1,794
                 AIR TRANSPORT (0.2%)
    10,000       FedEx Corp. ................................       675
                 APPAREL (0.2%)
    11,000       Columbia Sportswear Co.* ...................       600
                 AUTO & TRUCK (0.2%)
    15,000       Navistar International Corp.* ..............       718
                 AUTO PARTS (1.5%)
     8,300       Advance Auto Parts, Inc.* ..................       676
    15,000       American Axle & Manufacturing
                 Holdings, Inc.* ............................       606
    19,000       Autoliv Inc. ...............................       715
    17,000       Gentex Corp. ...............................       751
    10,000       Johnson Controls, Inc. .....................     1,161
    12,000       Lear Corp. .................................       736
                                                                  ------
                                                                  4,645
                 BANK (4.8%)
    12,500       Banco Ita- Holding Financeira
                 S.A. (ADR) .................................       610
    26,000       BancorpSouth, Inc. .........................       617
    25,000       Bank of Hawaii Corp. .......................     1,055
    33,900       BB&T Corp. .................................     1,310
    28,972       Charter One Financial, Inc. ................     1,001
    10,400       City National Corp. ........................       646
    18,000       Community First
                 Bankshares, Inc. ...........................       521
    21,000       Compass Bancshares, Inc. ...................       825
    37,000       Hibernia Corp. Class "A" ...................       870


                                                                    VALUE
    SHARES                                                      (IN THOUSANDS)
--------------                                                  ----------------
     5,600       Hudson United Bancorp ......................     $ 207
    10,000       ICICI Bank Ltd. (ADR) ......................       172
     6,400       M & T Bank Corp. ...........................       629
    11,000       National Commerce
                 Financial Corp. ............................       300
    14,600       Popular, Inc. ..............................       656
     4,000       R & G Financial Corp. Class "B" ............       159
    23,000       South Financial Group, Inc. (The) ..........       641
    40,000       SouthTrust Corp. ...........................     1,309
    22,000       UCBH Holdings, Inc. ........................       857
    17,000       United Bankshares, Inc. ....................       530
    22,950       W Holding Company, Inc. ....................       427
    13,000       Wells Fargo & Co. ..........................       766
    17,000       Westamerica Bancorporation .................       845
                                                                 ------
                                                                 14,953
                 BANK -- CANADIAN (0.3%)
    17,000       Bank of Montreal ...........................       702
     7,000       Canadian Imperial Bank
                 of Commerce ................................       350
                                                                -------
                                                                  1,052
                 BANK -- MIDWEST (0.8%)
    13,000       Associated Banc-Corp. ......................       554
    14,333       Commerce Bancshares, Inc. ..................       703
    12,000       First Tennessee National Corp. .............       529
    18,000       Marshall & Ilsley Corp. ....................       689
                                                                -------
                                                                  2,475
                 BEVERAGE --
                 ALCOHOLIC (0.3%)
    11,000       Anheuser-Busch Companies, Inc. .............       580
    13,000       Constellation Brands, Inc.
                 Class "A"* .................................       428
                                                                -------
                                                                  1,008
                 BIOTECHNOLOGY (0.9%)
     6,000       Gen-Probe, Inc.* ...........................       219
    11,000       Invitrogen Corp.* ..........................       770
    10,000       Martek Biosciences Corp.* ..................       650

--------------------------------------------------------------------------------
6

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                  VALUE
    SHARES                                                     (IN THOUSANDS)
--------------                                                 --------------
    29,000       Medicines Company (The)* ..................       $854
     6,000       Telik, Inc.* ..............................        138
                                                                 ------
                                                                  2,631
                 BUILDING
                 MATERIALS (0.5%)
    28,000       Jacobs Engineering Group, Inc.* ...........      1,344
     2,000       Simpson Manufacturing
                 Co., Inc.* ................................        102
                                                                 ------
                                                                  1,446
                 CANADIAN ENERGY (0.3%)
    14,500       EnCana Corp. ..............................        572
     8,000       Imperial Oil Ltd. .........................        355
                                                                 ------
                                                                    927
                 CHEMICAL --
                 DIVERSIFIED (0.4%)
    14,000       3M Company ................................      1,190
                 CHEMICAL --
                 SPECIALTY (1.0%)
    26,000       Airgas, Inc. ..............................        558
    24,000       Ecolab Inc. ...............................        657
    30,000       Praxair, Inc. .............................      1,146
     5,000       Sigma-Aldrich Corp. .......................        286
    11,000       Valspar Corp. .............................        544
                                                                 ------
                                                                  3,191
                 COMPUTER &
                 PERIPHERALS (1.9%)
    30,000       American Power Conversion
                 Corp. .....................................        734
    12,000       Avocent Corp.* ............................        438
    41,000       Dot Hill Systems Corp.* ...................        621
    50,000       Lexar Media, Inc.* ........................        871
    39,000       Maxtor Corp.* .............................        433
    17,000       Mobility Electronics, Inc.* ...............        152
    24,500       NetScreen Technologies, Inc.* .............        606
    19,000       SanDisk Corp.* ............................      1,162
    13,500       Zebra Technologies Corp.
                 Class "A"* ................................        896
                                                                -------
                                                                  5,913


                                                                  VALUE
    SHARES                                                     (IN THOUSANDS)
--------------                                                 --------------
                 COMPUTER SOFTWARE &
                 SERVICES (3.7%)
    28,000       Accenture Ltd. Class "A"* .................      $ 737
    46,000       Advanced Digital
                 Information Corp.* ........................        644
    24,000       Altiris, Inc.* ............................        875
    15,000       ANSYS, Inc.* ..............................        595
    18,000       Anteon International Corp.* ...............        649
     9,000       CACI International, Inc.
                 Class "A"* ................................        438
    36,000       Cognizant Technology Solutions
                 Corp. Class "A"* ..........................      1,643
    21,000       Cognos Inc.* ..............................        643
     9,000       Digital River, Inc.* ......................        199
    10,000       Fair, Issac & Co., Inc. ...................        492
    29,000       Intergraph Corp.* .........................        694
    30,000       Magma Design Automation, Inc.* ............        700
    12,200       MicroStrategy Inc. Class "A"* .............        640
    36,000       Novell, Inc.* .............................        379
    28,500       Satyam Computer Services Ltd. .............        836
    28,000       Symantec Corp.* ...........................        970
     5,000       Synopsys, Inc.* ...........................        169
                                                                -------
                                                                 11,303
                 DIVERSIFIED
                 COMPANY (1.4%)
    25,000       Acuity Brands, Inc. .......................        645
    10,000       American Standard
                 Companies, Inc.* ..........................      1,007
    11,000       Ametek, Inc. ..............................        531
     7,900       Danaher Corp. .............................        725
    11,000       ESCO Technologies, Inc.* ..................        480
     9,600       Fortune Brands, Inc. ......................        686
     4,000       ITT Industries, Inc. ......................        297
                                                               --------
                                                                  4,371
                 DRUG (3.7%)
    32,000       Adolor Corp.* .............................        641
    29,300       Amylin Pharmaceuticals, Inc.* .............        651
    14,000       Angiotech Pharmaceuticals, Inc.* ..........        644
    15,000       Bradley Pharmaceuticals, Inc.* ............        381

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                  VALUE
    SHARES                                                    (IN THOUSANDS)
--------------                                                --------------
    11,000       Chiron Corp.* ............................        $627
    23,000       Columbia Laboratories, Inc.* .............         145
     4,000       Endo Pharmaceuticals
                 Holdings, Inc.* ..........................          77
    16,000       Eon Labs, Inc.* ..........................         815
    20,000       Flamel Technologies S.A.
                 (ADR)* ...................................         536
    24,000       Gilead Sciences, Inc.* ...................       1,395
    36,000       Impax Laboratories, Inc.* ................         518
    15,000       Kos Pharmaceuticals, Inc.* ...............         646
    14,500       MGI Pharma, Inc.* ........................         597
    29,250       Mylan Laboratories, Inc. .................         739
    13,000       Neurocrine Biosciences, Inc.* ............         709
    16,000       Pharmaceutical Resources, Inc.* ..........       1,042
    20,000       Teva Pharmaceutical Industries
                 Ltd. (ADR) ...............................       1,134
                                                                 ------
                                                                 11,297
                 EDUCATIONAL
                 SERVICES (3.8%)
    34,750       Apollo Group, Inc. Class "A"* ............       2,363
    92,000       Career Education Corp.* ..................       3,686
    35,000       Corinthian Colleges, Inc.* ...............       1,945
    50,000       Education Management Corp.* ..............       1,552
    24,000       ITT Educational Services, Inc.* ..........       1,127
    10,000       Pumatech, Inc.* ..........................          40
     8,500       Strayer Education, Inc. ..................         925
                                                               --------
                                                                 11,638
                 ELECTRICAL
                 EQUIPMENT (0.6%)
    24,000       FLIR Systems, Inc.* ......................         876
    22,000       Rockwell Automation, Inc. ................         783
     3,000       ROFIN-SINAR
                 Technologies, Inc.* ......................         104
                                                               --------
                                                                  1,763
                 ELECTRIC UTILITY --
                 EAST (0.2%)
     9,500       Exelon Corp. .............................         630


                                                                  VALUE
    SHARES                                                    (IN THOUSANDS)
--------------                                                --------------
                 ELECTRIC UTILITY --
                 CENTRAL (0.3%)
     4,000       ALLETE, Inc. .............................      $  122
    12,000       Entergy Corp. ............................         686
                                                                -------
                                                                    808
                 ELECTRONICS (1.5%)
    10,200       Amphenol Corp. Class "A"* ................         652
    23,000       Cubic Corp. ..............................         529
    34,000       Harman International
                 Industries, Inc. .........................       2,515
    21,000       Trimble Navigation Ltd.* .................         782
                                                                 ------
                                                                  4,478
                 ENTERTAINMENT (0.2%)
    20,000       Fox Entertainment Group, Inc.
                 Class "A"* ...............................         583
                 ENTERTAINMENT
                 TECHNOLOGY (0.6%)
    14,000       Avid Technology, Inc.* ...................         672
    38,000       Scientific Games Corp.
                 Class "A"* ...............................         646
    16,000       Take-Two Interactive
                 Software, Inc.* ..........................         461
                                                                 ------
                                                                  1,779
                 ENVIRONMENTAL (0.6%)
    22,000       Republic Services, Inc. ..................         564
    24,000       Stericycle, Inc.* ........................       1,121
                                                                 ------
                                                                  1,685
                 FINANCIAL SERVICES --
                 DIVERSIFIED (2.3%)
    21,000       CIT Group Inc. ...........................         755
    36,000       Doral Financial Corp. ....................       1,162
    34,000       Fremont General Corp. ....................         575
    33,000       Friedman, Billings, Ramsey
                 Group, Inc. Class "A" ....................         762
    13,100       Global Payments Inc. .....................         617
    24,000       Knight Trading Group, Inc.* ..............         351
     9,000       Leucadia National Corp. ..................         415
    19,000       ProAssurance Corp.* ......................         611

--------------------------------------------------------------------------------
8

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                             (IN THOUSANDS)
--------------                                         --------------
    15,000       SLM Corp. ..............................    $565
    20,000       Willis Group Holdings Ltd. .............     681
    15,000       Wintrust Financial Corp. ...............     677
                                                            -----
                                                            7,171
                 FOOD PROCESSING (0.9%)
    24,000       Dean Foods Co.* ........................     789
    13,200       Smucker (J.M.) Co. .....................     598
    20,500       United Natural Foods, Inc.* ............     736
    10,000       Wrigley (Wm.) Jr. Co. ..................     562
                                                           ------
                                                            2,685
                 FOOD
                 WHOLESALERS (0.3%)
     9,000       Performance Food Group Co.* ............     325
    17,000       SYSCO Corp. ............................     633
                                                           ------
                                                              958
                 FOREIGN ELECTRONICS/
                 ENTERTAINMENT (0.1%)
    34,000       AU Optronics Corp. (ADR) ...............     405
                 FOREIGN
                 TELECOMMUNICATIONS (0.4%)
    40,000       Alcatel S.A. (ADR) .....................     514
    23,300       Am-rica M-vil, S.A. de
                 C.V. (ADR) .............................     637
                                                           ------
                                                            1,151
                 FURNITURE/HOME
                 FURNISHINGS (0.5%)
     5,000       HON INDUSTRIES Inc. ....................     217
    22,000       Select Comfort Corp.* ..................     545
    21,900       Tuesday Morning Corp.* .................     662
                                                           ------
                                                            1,424
                 GROCERY (0.2%)
    11,000       Whole Foods Market, Inc. ...............     738
                 HEALTHCARE
                 INFORMATION
                 SYSTEMS (0.3%)
    36,000       eResearch Technology, Inc.* ............     915


                                                           VALUE
    SHARES                                             (IN THOUSANDS)
--------------                                         --------------
                 HOME APPLIANCE (0.3%)
    20,000       Toro Company (The) .....................   $ 928
                 HOTEL/GAMING (1.4%)
    31,000       Alliance Gaming Corp.* .................     764
    18,000       Choice Hotels, Inc.* ...................     635
    20,000       GTECH Holdings Corp. ...................     990
     7,000       Harrah's Entertainment, Inc. ...........     348
    32,000       Penn National Gaming, Inc.* ............     739
    23,000       Station Casinos, Inc. ..................     704
                                                           ------
                                                            4,180
                 HOUSEHOLD
                 PRODUCTS (1.2%)
    15,000       Church & Dwight Co., Inc. ..............     594
    22,000       Energizer Holdings, Inc.* ..............     826
    10,000       Procter & Gamble Co. (The) .............     999
    11,000       Scotts Company (The)
                 Class "A"* .............................     651
    23,000       Yankee Candle Company,
                 Inc. (The)* ............................     628
                                                           ------
                                                            3,698
                 HUMAN RESOURCES (0.0%)
     4,000       Gevity HR, Inc. ........................      89
                 INDUSTRIAL
                 SERVICES (1.4%)
    25,000       Aaron Rents, Inc. ......................     503
    22,000       ARAMARK Corp. Class "B" ................     603
    15,000       C.H. Robinson Worldwide, Inc. ..........     569
    14,000       Expeditors International of
                 Washington, Inc. .......................     527
    15,000       Iron Mountain, Inc.* ...................     593
     2,000       Kroll Inc.* ............................      52
    44,000       Navigant Consulting, Inc.* .............     830
    28,000       Unova, Inc.* ...........................     643
                                                           ------
                                                            4,320
                 INFORMATION
                 SERVICES (0.6%)
    23,500       Alliance Data Systems Corp.* ...........     650
    16,000       Arbitron, Inc.* ........................     668

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                 VALUE
    SHARES                                                  (IN THOUSANDS)
--------------                                              --------------
     6,000       Dun & Bradstreet
                 Corporation (The)* .........................      $304
     5,000       Moody's Corp. ..............................       303
                                                                 ------
                                                                  1,925
                 INSURANCE -- LIFE (0.5%)
    17,400       Delphi Financial Group, Inc. ...............       626
     8,000       Prudential Financial, Inc. .................       334
    13,500       Torchmark Corp. ............................       615
                                                                 ------
                                                                  1,575
                 INSURANCE -- PROPERTY/
                 CASUALTY (2.3%)
    24,750       Berkley (W.R.) Corp. .......................       865
     7,000       Everest Re Group, Ltd. .....................       592
    33,000       Fidelity National Financial, Inc. ..........     1,280
    15,000       HCC Insurance Holdings, Inc. ...............       477
    16,500       IPC Holdings, Ltd. .........................       643
     2,300       Markel Corp.* ..............................       583
    48,000       Old Republic International Corp. ...........     1,217
    17,400       RenaissanceRe Holdings Ltd. ................       853
    17,000       RLI Corp. ..................................       637
                                                                 ------
                                                                  7,147
                 INTERNET (1.2%)
    55,000       Akamai Technologies, Inc.* .................       591
    47,000       Ameritrade Holding Corp.* ..................       661
    12,000       eBay, Inc.* ................................       775
    23,000       InfoSpace, Inc.* ...........................       530
    20,000       Opsware, Inc.* .............................       148
    39,000       S1 Corporation* ............................       314
    30,000       SupportSoft, Inc.* .........................       395
    13,000       ValueClick, Inc.* ..........................       118
                                                                 ------
                                                                  3,532
                 MACHINERY (0.9%)
    20,000       Actuant Corp. Class "A"* ...................       724
    11,000       Donaldson Co., Inc. ........................       651
    18,750       Graco Inc. .................................       752
    14,000       Smith (A.O.) Corp. .........................       491
                                                                 ------
                                                                  2,618


                                                                VALUE
    SHARES                                                  (IN THOUSANDS)
--------------                                              --------------
                 MANUFACTURED
                 HOUSING/RECREATIONAL
                 VEHICLE (0.7%)
    19,000       Oshkosh Truck Corp. ........................     $ 970
     5,000       Thor Industries, Inc. ......................       281
    13,600       Winnebago Industries, Inc. .................       935
                                                                -------
                                                                  2,186
                 MEDICAL SERVICES (3.3%)
    32,250       aaiPharma, Inc.* ...........................       810
    18,000       Apria Healthcare Group, Inc.* ..............       513
     9,000       Centene Corp.* .............................       252
    11,000       Coventry Health Care, Inc.* ................       709
    16,000       DaVita Inc.* ...............................       624
    10,500       Genesis HealthCare Corporation* ............       239
    22,000       Gentiva Health Services Inc.* ..............       278
    17,000       Health Net, Inc.* ..........................       556
    12,000       Kindred Healthcare, Inc.* ..................       624
    30,000       Lincare Holdings, Inc.* ....................       901
    17,000       Mid Atlantic Medical
                 Services, Inc.* ............................     1,102
    30,000       Odyssey HealthCare, Inc.* ..................       878
    16,000       Renal Care Group, Inc.* ....................       659
    50,000       Select Medical Corp.* ......................       814
     7,000       Triad Hospitals, Inc.* .....................       233
     3,000       United Surgical Partners
                 International, Inc.* .......................       100
     8,000       Wellpoint Health Networks, Inc.* ...........       776
                                                                -------
                                                                 10,068
                 MEDICAL SUPPLIES (8.7%)
     5,000       Abaxis, Inc.* ..............................        91
    15,000       Advanced Medical Optics, Inc.* .............       295
    15,000       Advanced Neuromodulation
                 Systems, Inc.* .............................       690
     4,000       ALARIS Medical Systems, Inc.* ..............        61
    13,000       Alcon, Inc. ................................       787
    36,000       Align Technology, Inc.* ....................       595
     8,000       Bard (C.R.), Inc. ..........................       650
     8,000       Bio-Rad Laboratories, Inc.
                 Class "A"* .................................       461

--------------------------------------------------------------------------------
10

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
                                                               December 31, 2003
--------------------------------------------------------------------------------




                                                                  VALUE
    SHARES                                                   (IN THOUSANDS)
--------------                                               --------------
    23,750       Biomet, Inc. ..............................      $865
    28,000       Boston Scientific Corp.* ..................     1,029
    33,500       Cooper Companies, Inc. ....................     1,579
    23,000       Dade Behring Holdings, Inc.* ..............       822
    34,500       DENTSPLY International, Inc. ..............     1,558
    13,000       Edwards Lifesciences Corp.* ...............       391
    19,000       Fisher Scientific
                 International, Inc.* ......................       786
    11,000       Guidant Corp. .............................       662
    28,000       Henry Schein, Inc.* .......................     1,892
    17,000       IDEXX Laboratories, Inc.* .................       787
    31,500       Inamed Corp.* .............................     1,514
    11,000       Integra LifeSciences
                 Holdings Corp.* ...........................       315
    22,000       Kyphon, Inc.* .............................       546
    44,888       Merit Medical Systems, Inc.* ..............       999
    22,000       Patterson Dental Co.* .....................     1,411
     9,000       PolyMedica Corp. ..........................       237
    17,000       Respironics, Inc.* ........................       767
    14,000       St. Jude Medical, Inc.* ...................       859
     9,000       Stryker Corp. .............................       765
    19,000       Sybron Dental Specialties, Inc.* ..........       534
    49,000       Varian Medical Systems, Inc.* .............     3,386
    23,000       Wright Medical Group, Inc.* ...............       700
    13,000       Zimmer Holdings, Inc.* ....................       915
                                                                 ------
                                                               26,949
                 METALS & MINING --
                 DIVERSIFIED (0.2%)
    10,000       Companhia Vale do Rio
                 Doce (ADR) ................................      585
                 NATURAL GAS --
                 DISTRIBUTION (0.6%)
    21,000       AGL Resources Inc. ........................      611
    16,000       Energen Corp. .............................      657
    21,000       UGI Corp. .................................      712
                                                               --------
                                                                1,980


                                                                VALUE
    SHARES                                                  (IN THOUSANDS)
--------------                                              --------------
                 NATURAL GAS --
                 DIVERSIFIED (1.0%)
    15,000       Equitable Resources, Inc. .................   $  644
    20,000       Patina Oil & Gas Corp. ....................      980
    28,000       Southwestern Energy Co.* ..................      669
    30,666       XTO Energy, Inc. ..........................      868
                                                             --------
                                                                3,161
                 NEWSPAPER (1.4%)
     7,000       Gannett Co., Inc. .........................      624
     7,500       Knight-Ridder, Inc. .......................      580
    16,500       Lee Enterprises, Inc. .....................      720
     9,000       McClatchy Co. (The) Class "A" .............      619
     7,000       Scripps (E.W.) Co. Class "A" ..............      659
    11,000       Tribune Co. ...............................      568
       800       Washington Post Co. (The)
                 Class "B" .................................      633
                                                             --------
                                                                4,403
                 OFFICE EQUIPMENT &
                 SUPPLIES (0.9%)
     7,000       Diebold, Incorporated .....................      377
    30,000       Global Imaging Systems, Inc.* .............      953
    40,000       Moore Wallace Incorporated* ...............      749
    30,000       Staples, Inc.* ............................      819
                                                             --------
                                                                2,898
                 PACKAGING &
                 CONTAINER (0.7%)
    12,000       Ball Corp. ................................      715
    17,000       CLARCOR Inc. ..............................      750
    28,800       Jarden Corp.* .............................      787
                                                             --------
                                                                2,252
                 PETROLEUM --
                 INTEGRATED (0.6%)
     5,000       Denbury Resources Inc.* ...................       70
    11,000       Murphy Oil Corp. ..........................      718
     8,000       PetroChina Company Ltd. (ADR) .............      456
    24,000       Petr-leo Brasileiro S.A. (ADR) ............      702
                                                             --------
                                                                1,946

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                   VALUE
    SHARES                                                     (IN THOUSANDS)
--------------                                                 --------------
                 PETROLEUM --
                 PRODUCING (1.8%)
     8,400       Apache Corp. .................................      $681
     4,500       Canadian Natural Resources Ltd. ..............       227
    50,000       Chesapeake Energy Corp. ......................       679
    20,000       Evergreen Resources, Inc.* ...................       650
    14,000       Pogo Producing Co. ...........................       676
    28,000       Suncor Energy, Inc. ..........................       702
    24,500       Ultra Petroleum Corp.* .......................       603
    29,000       Unit Corp.* ..................................       683
    25,000       Westport Resources Corp.* ....................       747
                                                                   ------
                                                                    5,648
                 PHARMACY (1.7%)
    20,000       Accredo Health, Inc.* ........................       632
    15,000       AdvancePCS* ..................................       790
    46,000       Caremark Rx, Inc.* ...........................     1,165
    15,000       Express Scripts, Inc.* .......................       996
    20,000       Medco Health Solutions, Inc.* ................       680
    21,000       NeighborCare, Inc.* ..........................       415
    15,600       Omnicare, Inc. ...............................       630
                                                                   ------
                                                                    5,308
                 PRECISION
                 INSTRUMENT (0.7%)
    13,500       Dionex Corp.* ................................       621
    12,000       Garmin Ltd. ..................................       654
    12,700       Kronos Inc.* .................................       503
    13,000       Tektronix, Inc. ..............................       411
                                                                   ------
                                                                    2,189
                 PUBLISHING (0.2%)
    11,500       Meredith Corp. ...............................       561
                 R.E.I.T. (4.7%)
    24,000       Capital Automotive REIT ......................       768
    14,161       Catellus Development Corp. ...................       342
    12,000       CBL & Associates
                 Properties, Inc. .............................       678
    32,000       Chelsea Property Group, Inc. .................     1,754
    23,700       Corrections Corp. of America* ................       683
       226       Cross Timbers Royalty Trust ..................         6


                                                                   VALUE
    SHARES                                                    (IN THOUSANDS)
--------------                                                --------------
    19,000       Developers Diversified
                 Realty Corp. .................................     $ 638
    29,000       Equity One, Inc. .............................       490
     7,000       Essex Property Trust, Inc. ...................       450
     8,000       General Growth Properties, Inc. ..............       222
     6,000       Heritage Property Investment
                 Trust, Inc. ..................................       171
    20,000       Impac Mortgage Holdings, Inc. ................       364
    15,000       iStar Financial, Inc. ........................       583
    17,000       Macerich Company (The) .......................       756
    11,000       Mills Corporation (The) ......................       484
    13,000       Newcastle Investment Corp. ...................       352
    14,500       Pan Pacific Retail Properties, Inc. ..........       691
    17,000       Pennsylvania Real Estate
                 Investment Trust .............................       617
    21,000       ProLogis Trust ...............................       674
    13,500       Public Storage, Inc. .........................       586
     9,000       Redwood Trust, Inc. ..........................       458
    14,000       Regency Centers Corp. ........................       558
    14,000       Rouse Company (The) ..........................       658
    13,000       Simon Property Group, Inc. ...................       602
    15,000       Thornburg Mortgage, Inc. .....................       408
    13,000       Weingarten Realty Investors ..................       577
                                                                  -------
                                                                  14,570
                 RAILROAD (0.5%)
    10,300       Canadian National Railway Co. ................      652
    15,000       CP Holders, Inc. .............................      885
                                                                --------
                                                                   1,537
                 RECREATION (1.1%)
    10,000       Hasbro, Inc. .................................      213
    43,000       Marvel Enterprises, Inc.* ....................    1,252
    30,000       SCP Pool Corp.* ..............................      980
    25,000       Shuffle Master, Inc.* ........................      866
                                                                --------
                                                                   3,311
                 RESTAURANT (3.6%)
    22,500       Applebee's International, Inc. ...............      884
    39,000       Brinker International, Inc.* .................    1,293
    22,000       CBRL Group, Inc. .............................      842
    17,000       IHOP Corp. ...................................      654

--------------------------------------------------------------------------------
12

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                VALUE
    SHARES                                                 (IN THOUSANDS)
--------------                                             --------------
    25,000       McDonald's Corp. ..........................     $621
    14,500       P.F. Chang's China Bistro, Inc.* ..........      738
    18,000       Panera Bread Co. - Class "A"* .............      711
    28,500       RARE Hospitality
                 International, Inc.* ......................      697
    57,800       Ruby Tuesday, Inc. ........................    1,647
    56,250       Sonic Corp.* ..............................    1,722
    25,000       Starbucks Corp.* ..........................      826
    16,000       Wendys International, Inc. ................      628
                                                               ------
                                                               11,263
                 RETAIL BUILDING
                 SUPPLY (0.9%)
    14,000       Fastenal Co. ..............................      699
    19,000       Lowe's Companies, Inc. ....................    1,052
    28,000       Tractor Supply Co.* .......................    1,089
                                                             --------
                                                                2,840
                 RETAIL -- SPECIAL
                 LINES (4.8%)
    21,000       Aeropostale, Inc.* ........................      576
     5,000       AutoZone, Inc.* ...........................      426
    25,000       Bed Bath & Beyond Inc.* ...................    1,084
    13,000       Best Buy Co., Inc. ........................      679
    10,000       Bombay Company, Inc. (The)* ...............       81
    74,000       Chico' s FAS, Inc.* .......................    2,734
    28,000       Claire's Stores, Inc. .....................      528
    48,000       Coach, Inc.* ..............................    1,812
     7,000       CSK Auto Corp.* ...........................      131
     8,000       Dick's Sporting Goods, Inc.* ..............      389
    24,000       Fossil, Inc.* .............................      672
    25,000       Guitar Center, Inc.* ......................      815
    12,000       Insight Enterprises, Inc.* ................      226
    27,500       Movie Gallery, Inc.* ......................      514
    34,000       NBTY, Inc.* ...............................      913
    24,000       PETsMART, Inc. ............................      571
    23,000       Pier 1 Imports, Inc. ......................      503
    38,000       Ross Stores, Inc. .........................    1,004
    15,000       Sports Authority, Inc. (The)* .............      576

                                                                VALUE
    SHARES                                                  (IN THOUSANDS)
--------------                                              --------------
    28,000       TJX Companies, Inc. (The) .................   $  618
     4,000       Williams-Sonoma, Inc.* ....................      139
                                                             --------
                                                               14,991
                 RETAIL STORE (0.9%)
    25,000       Dollar General Corp. ......................      525
    51,000       Family Dollar Stores, Inc. ................    1,830
    10,000       Wal-Mart Stores, Inc. .....................      530
                                                             --------
                                                                2,885
                 SECURITIES
                 BROKERAGE (0.4%)
     8,000       Bear Stearns Companies,
                 Inc. (The) ................................      640
     8,000       Legg Mason, Inc. ..........................      617
                                                             --------
                                                                1,257
                 SEMICONDUCTOR (0.6%)
    52,000       ATI Technologies, Inc.* ...................      786
    19,000       OmniVision Technologies, Inc.* ............    1,050
                                                             --------
                                                                1,836
                 SEMICONDUCTOR
                 CAPITAL
                 EQUIPMENT (0.2%)
    33,000       Amkor Technology, Inc.* ...................      601
                 SHOE (0.7%)
    18,000       Brown Shoe Company, Inc. ..................      683
    26,800       K-Swiss Inc. Class "A" ....................      645
    20,000       Reebok International Ltd. .................      786
                                                             --------
                                                                2,114
                 TELECOMMUNICATION
                 SERVICES (1.4%)
    11,000       At Road, Inc.* ............................      146
    17,000       CenturyTel, Inc. ..........................      554
    17,000       Dycom Industries, Inc.* ...................      456
     6,000       Evolving Systems, Inc.* ...................       80
     8,500       Mobile TeleSystem OJSC (ADR) ..............      704
    30,000       Nextel Communications, Inc.
                 Class "A"* ................................      842

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                 VALUE
      SHARES                                                 (IN THOUSANDS)
------------------                                           --------------
15,000               NTL Inc.* ...............................   $  1,046
 8,500               Vimpel-Communications, Open
                     Joint Stock Co. (ADR)* ..................        625
                                                                 --------
                                                                    4,453
                     TELECOMMUNICATIONS
                     EQUIPMENT (1.0%)
47,000               Andrew Corp.* ...........................        541
44,000               Aspect Communications Corp.* ............        694
53,000               Avaya, Inc.* ............................        686
12,000               Comtech Telecommunications
                     Corp.* ..................................        346
 4,000               Ditech Communications Corp.* ............         76
10,000               Marvell Technology Group Ltd.* ..........        379
11,000               Silicon Laboratories Inc.* ..............        475
   381               Sirenza Microdevices, Inc.* .............          2
 2,540               VL Dissolution Corp. ....................          2
                                                                 --------
                                                                    3,201
                     THRIFT (3.7%)
37,000               BankAtlantic Bancorp, Inc.
                     Class "A" ...............................        703
43,000               Brookline Bancorp, Inc. .................        660
18,500               First BanCorp ...........................        732
13,000               FirstFed Financial Corp.* ...............        565
39,000               Flagstar Bancorp, Inc. ..................        835
11,000               Golden West Financial Corp. .............      1,135
14,500               GreenPoint Financial Corp. ..............        512
28,000               Hudson City Bancorp, Inc. ...............      1,069
42,666               New York Community Bancorp,
                     Inc. ....................................      1,623
63,000               Sovereign Bancorp, Inc. .................      1,496
32,000               Washington Federal, Inc. ................        909
17,000               Webster Financial Corp. .................        780
16,000               Westcorp ................................        585
                                                                 --------
                                                                   11,604
                     TIRE & RUBBER (0.0%)
 2,000               Carlisle Companies, Inc. ................        122

                                                                 VALUE
      SHARES                                                 (IN THOUSANDS)
------------------                                           --------------
                     TOILETRIES/
                     COSMETICS (0.6%)
11,000               Avon Products, Inc. .....................   $    742
28,000               Nu Skin Enterprises, Inc.
                     Class "A" ...............................        479
16,500               Regis Corp. .............................        652
                                                                 --------
                                                                    1,873
                     TRUCKING/TRANSPORTATION
                     LEASING (1.3%)
19,000               Arkansas Best Corp. .....................        596
 8,000               Hunt (J.B.) Transport Services,
                     Inc.* ...................................        216
38,000               Landstar System, Inc.* ..................      1,446
31,250               Werner Enterprises, Inc. ................        609
32,847               Yellow Roadway Corp.* ...................      1,188
                                                                 --------
                                                                    4,055
                     WIRELESS
                     NETWORKING (0.3%)
26,000               Alvarion Ltd.* ..........................        300
10,000               Research In Motion Ltd.* ................        669
                                                                 --------
                                                                      969
                                                                 --------
TOTAL COMMON STOCKS
 AND TOTAL INVESTMENT
 SECURITIES (94.9%)
 (COST $201,555,000)..........................................   $293,925
                                                                 ========

--------------------------------------------------------------------------------
14

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                     VALUE
                             PRINCIPAL                           (IN THOUSANDS
                               AMOUNT                           EXCEPT PER SHARE
                           (IN THOUSANDS)                            AMOUNT)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.6%)
             U.S. TREASURY
               OBLIGATIONS (1.6%)
$   5,000    United States Treasury Bills
             1.01%, due 3/24/04
               (Cost $4,988,000) ................................. $ 4,988
                                                                  --------
             REPURCHASE
               AGREEMENTS (3.0%)
               (INCLUDING ACCRUED INTEREST)
    9,200    Collateralized by $8,843,000
               U.S. Treasury Bonds 5.50%,
               due 8/15/28, with a value of
               $9,392,000 (with UBS
               Warburg LLC, 0.84%, dated
               12/31/03, due 1/2/04, delivery
               value $9,200,429)
               (Cost $9,200,000) ................................    9,200
                                                                   -------
TOTAL SHORT-TERM INVESTMENTS
  (COST $14,188,000) ............................................   14,188
                                                                   -------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.5%) ..................................    1,712
                                                                   -------
NET ASSETS (100.0%) ............................................. $309,825
                                                                  ========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($309,824,705 divided by 14,865,441 SHARES
  OUTSTANDING) ..................................................  $ 20.84
                                                                  ========

* NON-INCOME PRODUCING.
(ADR) AMERICAN DEPOSITORY RECEIPTS.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS
AT DECEMBER 31, 2003                                                   FOR THE YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                    (IN THOUSANDS
                                                     EXCEPT PER
                                                    SHARE AMOUNT)                                                     (IN THOUSANDS)
                                                   --------------                                                    ---------------
ASSETS:                                                                 INVESTMENT INCOME:
Investment securities, at value                                         Dividends (Net of foreign withholding
   (Cost - $201,555) ...........................   $293,925                taxes of $17) ...........................      $ 2,296
Short-term investments                                                  Interest and other .........................         280
   (Cost - $14,188) ............................     14,188                                                               -------
Cash ...........................................         55                Total Income ............................       2,576
Receivable for securities sold .................      3,038                                                               -------
Receivable for capital shares sold .............        358             EXPENSES:
Dividends receivable ...........................        180             Advisory fee ...............................       1,999
Prepaid insurance expense ......................          6             Service and distribution plan fees .........         666
                                                   ---------            Transfer agent .............................         142
      TOTAL ASSETS .............................    311,750             Custodian fees .............................          77
                                                   ---------            Auditing and legal fees ....................          61
LIABILITIES:                                                            Printing ...................................          59
Payable for securities purchased ...............      1,203             Postage ....................................          39
Payable for capital shares repurchased .........        408             Insurance, dues and other ..................          28
Accrued expenses:                                                       Registration fees ..........................          27
   Advisory fee ................................        195             Telephone ..................................          20
   Service and distribution plan fees                                   Directors' fees and expenses ...............          20
      payable ..................................         65                                                               -------
   Other .......................................         54                Total Expenses Before Custody
                                                   ---------                  Credits ..............................       3,138
      TOTAL LIABILITIES ........................      1,925                Less: Custody Credits ...................            (1)
                                                   ---------                                                              ---------
NET ASSETS .....................................   $309,825                Net Expenses ............................       3,137
                                                   =========                                                              --------
NET ASSETS CONSIST OF:                                                  NET INVESTMENT LOSS ........................        (561)
Capital stock, at $1.00 par value                                                                                         --------
   (authorized 100,000,000, outstanding                                 NET REALIZED AND UNREALIZED GAIN ON
   14,865,441 shares) ..........................   $ 14,865                INVESTMENTS:
Additional paid-in capital .....................    217,470                Net Realized Gain .......................       9,733
Undistributed net investment income ............         34                Change in Net Unrealized
Accumulated net realized loss on                                              Appreciation .........................      60,911
   investments .................................    (14,914)                                                              --------
Net unrealized appreciation of                                          NET REALIZED GAIN AND CHANGE IN NET
   investments .................................     92,370                UNREALIZED APPRECIATION ON
                                                   ---------               INVESTMENTS .............................      70,644
NET ASSETS .....................................   $309,825                                                               --------
                                                   =========            NET INCREASE IN NET ASSETS FROM
NET ASSET VALUE, OFFERING AND                                              OPERATIONS ..............................      $70,083
   REDEMPTION PRICE PER OUTSTANDING                                                                                       ========
   SHARE ($309,824,705 - 14,865,441
   SHARES OUTSTANDING) .........................   $  20.84
                                                   =========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                               YEAR ENDED       YEAR ENDED
                                                                              DECEMBER 31,     DECEMBER 31,
                                                                                  2003             2002
                                                                             --------------   -------------
                                                                                     (IN THOUSANDS)
OPERATIONS:
 Net investment loss .....................................................     $     (561)     $     (790)
 Net realized gain (loss) on investments .................................          9,733         (14,704)
 Change in net unrealized appreciation ...................................         60,911         (26,726)
                                                                               ----------      ----------
 Net increase (decrease) in net assets from operations ...................         70,083         (42,220)
                                                                               ----------      ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ............................................        360,186         546,946
 Cost of shares repurchased ..............................................       (362,838)       (524,161)
                                                                               ----------      ----------
 Net (decrease) increase from capital share transactions .................         (2,652)         22,785
                                                                               ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................         67,431         (19,435)
NET ASSETS:
 Beginning of year .......................................................        242,394         261,829
                                                                               ----------      ----------
 End of year (including undistributed net investment income of $34,000 and
   $0, respectively) .....................................................     $  309,825      $  242,394
                                                                               ==========      ==========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------
18

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows (in thousands except per share amounts):

                                         YEAR             YEAR
                                         ENDED           ENDED
                                     DECEMBER 31,     DECEMBER 31,
                                         2003             2002
                                    --------------   -------------
Shares sold .....................    20,726           31,210
Shares repurchased ..............   (20,932)         (29,954)
                                    -------          -------
Net (decrease) increase .........      (206)           1,256
                                    =======          =======

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                     YEAR ENDED
                                    DECEMBER 31,
                                        2003
                                  ---------------
                                   (IN THOUSANDS)
PURCHASES:
Investment Securities .........   $129,848
                                  ========
SALES:
Investment Securities .........   $125,347
                                  ========

4. INCOME TAXES
At December 31, 2003, information on the tax components of capital is as follows:


                                                  (IN THOUSANDS)
Cost of investments for tax purposes .........   $215,713
                                                 ========
Gross tax unrealized appreciation ............   $93,850
Gross tax unrealized depreciation ............    (1,450)
                                                 --------
Net tax unrealized appreciation
   on investments ............................   $92,400
                                                 ========
Capital loss carryforward, expires
   December 31, 2009 .........................   $ 3,241
   December 31, 2010 .........................    11,670
                                                 --------
Total capital loss carryforward ..............   $14,911
                                                 ========

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and distributions received from R.E.I.T.s.

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

Permanent book-tax differences relating to the current year are reclassified within the composition of net asset accounts. During 2003, the Fund reclassified $594,000 from accumulated net investment loss to additional paid-in-capital and $17,000 from accumulated net realized gain on investments to additional paid-in-capital.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
      AFFILIATES
An advisory fee of $1,999,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2003. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2003, fees amounting to $666,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the year ended December 31, 2003, the Fund paid brokerage commissions totaling $157,000 to the distributor which clears its transactions through unaffiliated brokers.

For the year ended December 31, 2003, the Fund's expenses were reduced by $1,000 under a custody credit agreement with the Custodian.

The Value Line, Inc. Profit Sharing and Savings Plan at December 31, 2003, owned 72,033 shares of the Fund's capital stock, representing 0.5% of the outstanding shares.

--------------------------------------------------------------------------------
20

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:



                                                                  YEARS ENDED DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                             2003           2002            2001            2000            1999
                                         ===========================================================================
NET ASSET VALUE, BEGINNING OF YEAR       $     16.08     $     18.95     $     23.55     $     27.09     $     17.70
                                         ---------------------------------------------------------------------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
 Net investment loss                            (.04)           (.05)           (.09)           (.19)           (.04)
 Net gains or losses on securities
   (both realized and unrealized)               4.80           (2.82)          (4.07)          (1.64)          10.83
                                         ---------------------------------------------------------------------------
 Total from investment operations               4.76           (2.87)          (4.16)          (1.83)          10.79
                                         ---------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Distributions from net realized gains            --              --            (.44)          (1.71)          (1.40)
                                         ---------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $     20.84     $     16.08     $     18.95     $     23.55     $     27.09
                                         ===========================================================================
TOTAL RETURN                                   29.60%        -15.15%         -17.65%          -6.78%           61.66%
                                         ===========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands)                          $   309,825     $   242,394     $   261,829     $   388,264     $   421,031
Ratio of expenses to average
 net assets (1)                                 1.18%           1.20%           1.14%           1.01%            .89%
Ratio of net investment loss to
 average net assets                            (0.21)%          (.31)%          (.39)%          (.68)%          (.22)%
Portfolio turnover rate                           52%             66%             88%             78%             85%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD NOT HAVE CHANGED.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


February 19, 2004

--------------------------------------------------------------------------------
22

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.


                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
==================================================================================================================

INTERESTED DIRECTORS*
---------------------

Jean Bernhard Buttner      Chairman of the      Since 1983    Chairman, President and          Value Line, Inc.
Age 69                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc.; Chairman
                                                              and President of each of the
                                                              14 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 68                                                        Adviser since October 2000.
------------------------------------------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
------------------------

John W. Chandler           Director             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd.                                          Consultation Service, Inc.;
Williamstown, MA 01267                                        Trustee Emeritus and
Age 80                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 62
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
Management of the Fund
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                 HELD BY DIRECTOR
=======================================================================================================
Francis C. Oakley            Director   Since 2000    Professor of History,        Berkshire Life
54 Scott Hill Road                                    Williams College, 1961 to    Insurance Company
Williamstown, MA 01267                                2002; President Emeritus     of America
Age 72                                                since 1994 and President,
                                                      1985-1994; Chairman
                                                      (1993-1997) and Interim
                                                      President (2002) of the
                                                      American Council of
                                                      Learned Societies.
-------------------------------------------------------------------------------------------------------
David H. Porter              Director   Since 1997    Visiting Professor of        None
5 Birch Run Drive                                     Classics, Williams College,
Saratoga Springs, NY 12866                            since 1999; President
Age 68                                                Emeritus, Skidmore College
                                                      since 1999 and President,
                                                      1987-1998.
-------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director   Since 1983    Chairman, Institute for      A. Schulman Inc.
169 Pompano St.                                       Political Economy.           (plastics)
Panama City Beach, FL 32413
Age 64
-------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director   Since 1996    Senior Financial Advisor,    None
1409 Beaumont Drive                                   Hawthorne, since January
Gladwyne, PA 19035                                    2001; Chairman, Radcliffe
Age 54                                                College Board of Trustees,
                                                      1990-1999.
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
Management of the Fund
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
===========================================================================================================

OFFICERS
--------

Stephen E. Grant         Vice President    Since 1997    Portfolio Manager with the              --
Age 50                                                   Adviser.
Brett Mitstifer          Vice President    Since 2003    Portfolio Manager with the              --
Age 41                                                   Adviser since 2003;
                                                         Executive Vice President,
                                                         Hovey, Youngman Associates
                                                         (investment management),
                                                         2000-2003; Portfolio
                                                         Manager, Bankers Trust,
                                                         1997-2000.
-----------------------------------------------------------------------------------------------------------
Nancy L. Bendig          Vice President    Since 2003    Portfolio Manager with the              --
Age 48                                                   Adviser since 2003 and from
                                                         1993 to 1999; Portfolio
                                                         Manager-First Vice
                                                         President, Avatar Associates
                                                         (investment management),
                                                         1999-2003.
-----------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,   Since 1994    Director, Vice President and            --
Age 46                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser; Director and
                                                         Vice President of the
                                                         Distributor; Vice President,
                                                         Secretary and Treasurer of
                                                         each of the 14 Value Line
                                                         Funds.
-----------------------------------------------------------------------------------------------------------

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

  UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.


--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

--------------------------------------------------------------------------------














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--------------------------------------------------------------------------------
26

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

--------------------------------------------------------------------------------














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--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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